STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (4,409,797)	$ (3,912,326)
Adjustment to reconcile net loss to net cash used in operating activities
Warrants issued for services	148,681	135,851
Stock options issued for services	824,726	674,897
Common stock issued for services and fees	41,362	212,156
Depreciation and amortization of patents	151,183	126,773
(Increase) decrease in assets
Prepaid expenses and other current assets	3,977	(42,229)
Increase (decrease) in liabilities
Accounts payable	112,755	(30,974)
Accounts payable and accrued expenses-related parties	(38,494)	(6,789)
Accrued expenses	25,404	4,611
Net cash used in operating activities	(3,140,203)	(2,838,030)
CASH FLOWS FROM INVESTING ACTIVITIES
Cost of intangibles	(81,350)	(69,875)
Purchase of equipment, furniture and leasehold improvements	(213,189)	(109,278)
Net cash used in investing activities	(294,539)	(179,153)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of common stock, private placement	3,140,000
Issuance of common stock, exercise of options and warrants	153,830	72,508
Issuance of common stock, institutional investor	1,036,148	2,278,500
Net cash provided by financing activities	4,329,978	2,351,008
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	895,236	(666,175)
CASH AND CASH EQUIVALENTS - BEGINNING OF YEAR	2,270,704	2,936,879
CASH AND CASH EQUIVALENTS - END OF YEAR	$ 3,165,940	$ 2,270,704